Consolidation scope	12 Months Ended
Dec. 31, 2024
Consolidation scope
Consolidation scope
Note 18 Consolidation scope

As of December 31, 2024, 1,441 entities are consolidated of which 199 are accounted for under the equity method (E).

The table below presents a comprehensive list of the consolidated entities:

Business		% Company		Country of
segment	Statutory corporate name	interest	Method	incorporation	Country of operations
Exploration & Production
	Abu Dhabi Gas Industries Limited	15.00%	E	United Arab Emirates	United Arab Emirates
	Angola LNG Supply Services, LLC	13.60%	E	United States	United States
	Bayou Bend CCS OpCo LLC	25.00%	E	United States	United States
	Bonny Gas Transport Limited	15.00%	E	Bermuda	Nigeria
	Brass Holdings B.V.	100.00%		Netherlands	Nigeria
	Brass LNG Limited	20.48%	E	Nigeria	Nigeria
	Congo Forest Company (CFC)	100.00%		Congo	Congo
	Dolphin Energy Limited	24.50%	E	United Arab Emirates	United Arab Emirates
	E.F. Oil And Gas Limited	100.00%		United Kingdom	United Kingdom
	East African Crude Oil Pipeline (EACOP) Ltd	62.00%	E	United Kingdom	Uganda
	Elf E&P	100.00%		France	France
	Elf Exploration UK Limited	100.00%		United Kingdom	United Kingdom
	Elf Petroleum Iran	100.00%		France	Iran
	Elf Petroleum UK Limited	100.00%		United Kingdom	United Kingdom
	Gas Investment and Services Company Limited	10.00%	E	Bermuda	Oman
	Global Forestry Development (GFD)	49.00%	E	Belgium	Belgium
	Luna Carbon Storage ANS	40.00%	E	Norway	Norway
	Mabruk Oil Operations	49.02%		France	Libya
	Net Zero North Sea Storage Holdings Ltd	10.00%	E	United Kingdom	United Kingdom
	Norpipe Oil AS	34.93%	E	Norway	Norway
	Norpipe Petroleum UK Limited	45.22%	E	United Kingdom	Norway
	Norpipe Terminal Holdco Limited	45.22%	E	United Kingdom	Norway
	Norsea Pipeline Limited	45.22%	E	United Kingdom	Norway
	North Oil Company	30.00%	E	Qatar	Qatar
	Northern Lights JV DA	33.33%	E	Norway	Norway
	Pars LNG Limited	40.00%	E	Bermuda	Iran
	Private Oil Holdings Oman Limited	10.00%	E	United Kingdom	Oman
	SapuraOMV Block 30 S.de R.L. de C.V.	100.00%		Mexico	Mexico
	Stogg Eagle Funding B.V.	100.00%		Netherlands	Nigeria
	TOQAP Guyana B.V.	60.00%		Netherlands	Guyana
	Total Austral	100.00%		France	Argentina
	Total E&P Al Shaheen A/S	100.00%		Denmark	Qatar
	Total E&P Angola Block 15/06	100.00%		France	Angola
	Total E&P Angola Block 33	100.00%		France	Angola
	Total E&P Angola Block 39	100.00%		France	Angola
	Total E&P Chine	100.00%		France	China
	Total E&P Guyane Francaise	100.00%		France	France
	Total E&P Jutland Denmark B.V.	100.00%		Netherlands	Denmark
	Total E&P Kurdistan Region of Iraq (Harir) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq (Safen) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq (Taza) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq B.V.	100.00%		Netherlands	Iraq
	Total E&P M2 Holdings Limited	100.00%		South Africa	South Africa
	Total E&P Participations Petrolieres Congo	100.00%		Congo	Congo
	Total E&P Philippines B.V.	100.00%		Netherlands	Philippines
	Total E&P Services China Company Limited	100.00%		China	China
	Total E&P South Pars	100.00%		France	Iran
	Total E&P South Sudan	100.00%		France	South Sudan
	Total E&P Syrie	100.00%		France	Syria
	Total E&P Tajikistan B.V.	100.00%		Netherlands	Tajikistan
	Total Oil and Gas South America	100.00%		France	France
	Total Pars LNG	100.00%		France	France
	Total South Pars	100.00%		France	Iran
	TotalEnergies Anchor USA LLC	100.00%		United States	United States
	TotalEnergies BTC B.V.	100.00%		Netherlands	Azerbaijan
	TotalEnergies Carbon Solutions	100.00%		France	France
	TotalEnergies CCS UK Ltd	100.00%		United Kingdom	United Kingdom
	TotalEnergies CCS USA, LLC	100.00%		United States	United States
	TotalEnergies Denmark ASW	100.00%		United States	Denmark
	TotalEnergies Denmark ASW Pipeline ApS	100.00%		Denmark	Denmark
	TotalEnergies E&P Algerie	100.00%		France	Algeria
	TotalEnergies E&P Algerie Berkine A/S	100.00%		Denmark	Algeria
	TotalEnergies E&P Americas LLC	100.00%		United States	United States
	TotalEnergies E&P Colombie	100.00%		France	Colombia
	TotalEnergies E&P New Ventures Inc.	100.00%		United States	United States
	TotalEnergies E&P North Sea UK Ltd	100.00%		United Kingdom	United Kingdom
	TotalEnergies E&P Research & Technology USA LLC	100.00%		United States	United States
	TotalEnergies E&P UK Ltd	100.00%		United Kingdom	United Kingdom
	TotalEnergies E&P USA Inc.	100.00%		United States	United States
	TotalEnergies E&P USA Oil Shale LLC	100.00%		United States	United States
	TotalEnergies E&P USA Well Containment LLC	100.00%		United States	United States
	TotalEnergies East Africa Midstream B.V.	100.00%		Netherlands	Uganda
	TotalEnergies EP Absheron B.V.	100.00%		Netherlands	Azerbaijan
	TotalEnergies EP Abu Al Bu Khoosh	100.00%		France	United Arab Emirates
TotalEnergies EP Angola	100.00%	France	Angola
TotalEnergies EP Angola Block 16	100.00%	France	Angola
TotalEnergies EP Angola Block 16 Holdings	100.00%	France	Angola
TotalEnergies EP Angola Block 16-21	100.00%	France	Angola
TotalEnergies EP Angola Block 17.06	100.00%	France	Angola
TotalEnergies EP Angola Block 20	100.00%	France	Angola
TotalEnergies EP Angola Block 25	100.00%	France	Angola
TotalEnergies EP Angola Block 29	100.00%	France	Angola
TotalEnergies EP Angola Block 32	100.00%	France	Angola
TotalEnergies EP Angola Block 40	100.00%	France	Angola
TotalEnergies EP Angola Block 48 B.V.	100.00%	Netherlands	Angola
TotalEnergies EP Aotearoa Sdn Bhd	100.00%	Malaysia	New Zealand
TotalEnergies EP Asia Pacific Pte. Ltd	100.00%	Singapore	Singapore
TotalEnergies EP Azerbaijan B.V.	100.00%	Netherlands	Azerbaijan
TotalEnergies EP Block 9	100.00%	France	Lebanon
TotalEnergies EP Bolivie	100.00%	France	Bolivia
TotalEnergies EP Brasil Ltda	100.00%	Brazil	Brazil
TotalEnergies EP Bulgaria B.V.	100.00%	Netherlands	Bulgaria
TotalEnergies EP Cambodge	100.00%	France	Cambodia
TotalEnergies EP Chissonga	100.00%	France	Angola
TotalEnergies EP Company UK Ltd	100.00%	United Kingdom	United Kingdom
TotalEnergies EP Congo	85.00%	Congo	Congo
TotalEnergies EP Cyprus B.V.	100.00%	Netherlands	Cyprus
TotalEnergies EP Danmark A/S	100.00%	Denmark	Denmark
TotalEnergies EP Danmark A/S - CPH	100.00%	Denmark	Denmark
TotalEnergies EP Dolphin Holdings	100.00%	France	France
TotalEnergies EP Dolphin Midstream	100.00%	France	France
TotalEnergies EP Dolphin Upstream	100.00%	France	Qatar
TotalEnergies EP France	100.00%	France	France
TotalEnergies EP Gabon	58.28%	Gabon	Gabon
TotalEnergies EP Gass Handel Norge AS	100.00%	Norway	Norway
TotalEnergies EP Gastransport Nederland B.V.	100.00%	Netherlands	Netherlands
TotalEnergies EP Golfe	100.00%	France	Qatar
TotalEnergies EP Greece B.V.	100.00%	Netherlands	Greece
TotalEnergies EP Guyana B.V.	100.00%	Netherlands	Guyana
TotalEnergies EP Holdings Russia	100.00%	France	France
TotalEnergies EP Holdings UAE B.V.	100.00%	Netherlands	United Arab Emirates
TotalEnergies EP International K1 Ltd	100.00%	United Kingdom	Kenya
TotalEnergies EP International K2 Ltd	100.00%	United Kingdom	Kenya
TotalEnergies EP International K3 Ltd	100.00%	United Kingdom	Kenya
TotalEnergies EP International Ltd	100.00%	United Kingdom	Kenya
TotalEnergies EP Iran B.V.	100.00%	Netherlands	Iran
TotalEnergies EP Iraq	100.00%	France	Iraq
TotalEnergies EP Italia S.p.A.	100.00%	Italy	Italy
TotalEnergies EP Kazakhstan	100.00%	France	Kazakhstan
TotalEnergies EP Kenya B.V.	100.00%	Netherlands	Kenya
TotalEnergies EP Liban S.A.L.	100.00%	Lebanon	Lebanon
TotalEnergies EP Libye	100.00%	France	Libya
TotalEnergies EP Lower Zakum B.V.	100.00%	Netherlands	United Arab Emirates
TotalEnergies EP Malaysia	100.00%	France	Malaysia
TotalEnergies EP Mauritania Block C18 B.V.	100.00%	Netherlands	Mauritania
TotalEnergies EP Mauritania Block C9 B.V.	100.00%	Netherlands	Mauritania
TotalEnergies EP Mauritania Blocks DW B.V.	100.00%	Netherlands	Mauritania
TotalEnergies EP Mauritanie	100.00%	France	Mauritania
TotalEnergies EP M'Bridge B.V.	100.00%	Netherlands	Angola
TotalEnergies EP Mexico S.A. de C.V.	100.00%	Mexico	Mexico
TotalEnergies EP Myanmar	100.00%	France	Myanmar
TotalEnergies EP Namibia B.V.	100.00%	Netherlands	Namibia
TotalEnergies EP Nederland B.V.	100.00%	Netherlands	Netherlands
TotalEnergies EP Nigeria Deepwater A Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater B Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater C Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater D Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater E Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater F Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater G Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater H Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria S.A.S.	100.00%	France	France
TotalEnergies EP Norge AS	100.00%	Norway	Norway
TotalEnergies EP Oman Block 11 B.V.	100.00%	France	Oman
TotalEnergies EP Oman S.A.S.	100.00%	France	Oman
TotalEnergies EP Petroleum Angola	100.00%	France	Angola
TotalEnergies EP Pipelines Danmark A/S	100.00%	Denmark	Denmark
TotalEnergies EP Profils Petroliers	100.00%	France	France
TotalEnergies EP Qatar	100.00%	France	Qatar
TotalEnergies EP Qatar 2	100.00%	France	Qatar
TotalEnergies EP Ratawi Hub	100.00%	France	Iraq
TotalEnergies EP Russie	100.00%	France	Russia
TotalEnergies EP Sao Tome and Principe B.V.	100.00%	Netherlands	Angola
TotalEnergies EP Sebuku	100.00%	France	Indonesia
TotalEnergies EP Senegal	100.00%	France	Senegal
TotalEnergies EP Services Brazil B.V.	100.00%	Netherlands	Netherlands
TotalEnergies EP South Africa Block 567 (Pty) Ltd	100.00%	South Africa	South Africa
TotalEnergies EP South Africa S.A.S.	100.00%	France	South Africa
TotalEnergies EP Suriname B.V.	100.00%	Netherlands	Suriname
TotalEnergies EP Thailand	100.00%	France	Thailand
TotalEnergies EP UAE Unconventional Gas B.V.	100.00%	Netherlands	United Arab Emirates
TotalEnergies EP Uganda S.A.S.	100.00%	France	Uganda
TotalEnergies EP Umm Lulu SARB	100.00%	France	United Arab Emirates
TotalEnergies EP Umm Shaif Nasr B.V.	100.00%	Netherlands	United Arab Emirates
TotalEnergies EP Vostok LLC	100.00%	Russia	Russia
TotalEnergies EP Waha	100.00%	France	Libya
TotalEnergies EP Well Response	100.00%	France	France
TotalEnergies EP Western Australia Pty Ltd	100.00%	Australia	Australia
TotalEnergies EP Yemen	100.00%	France	Yemen
TotalEnergies EP Yemen Block 3 B.V.	100.00%	Netherlands	Yemen
TotalEnergies Holdings EACOP S.A.S.	100.00%	France	Uganda
TotalEnergies Holdings International B.V.	100.00%	Netherlands	Netherlands
TotalEnergies Holdings Nederland B.V.	100.00%	Netherlands	Netherlands
TotalEnergies Jack USA LLC	100.00%	United States	United States
TotalEnergies LNG Supply Services USA	100.00%	United States	United States
TotalEnergies Nature Based Solutions	100.00%	France	France
TotalEnergies Nature Based Solutions II	100.00%	France	France
TotalEnergies Nederland Facilities Management B.V.	100.00%	Netherlands	Netherlands
TotalEnergies Offshore GB Ltd	100.00%	United Kingdom	United Kingdom
TotalEnergies Offshore UK Ltd	100.00%	United Kingdom	United Kingdom
TotalEnergies Petroleo & Gas Brasil Ltda	100.00%	Brazil	Brazil
TotalEnergies Shipping Brazil B.V.	100.00%	Netherlands	Brazil
TotalEnergies Upstream Danmark A/S	100.00%	Denmark	Denmark
TotalEnergies Upstream Nigeria	100.00%	Nigeria	Nigeria
TotalEnergies Upstream UK Ltd	100.00%	United Kingdom	United Kingdom
Uintah Colorado Resources II, LLC	100.00%	United States	United States
Uintah Colorado Resources, LLC	66.67%	United States	United States

Business		% Company		Country of
segment	Statutory corporate name	interest	Method	incorporation	Country of operations
Integrated LNG
	Abu Dhabi Gas Liquefaction Company Limited	5.00%	E	United Arab Emirates	United Arab Emirates
	Adani Total Gas Ltd (d)	37.40%	E	India	India
	Adani Total LNG Singapore Pte. Ltd	50.00%	E	Singapore	Singapore
	Adani Total Private Limited	50.00%	E	India	India
	Angola LNG Ltd	13.60%	E	Bermuda	Angola
	BioBearn S.A.S.	100.00%		France	France
	BioDeac S.A.S.	65.00%	E	France	France
	BioGasconha S.A.S.	100.00%		France	France
	Biogaz Breuil	100.00%		France	France
	Biogaz Chatillon	100.00%		France	France
	Biogaz Corcelles	100.00%		France	France
	Biogaz Epinay	100.00%		France	France
	Biogaz Libron	100.00%		France	France
	Biogaz Milhac	100.00%		France	France
	Biogaz Soignolles	100.00%		France	France
	Biogaz Torcy	100.00%		France	France
	Biogaz Vert Le Grand	100.00%		France	France
	Biogaz Viriat	100.00%		France	France
	BioLoie S.A.S.	55.00%	E	France	France
	BioPommeria S.A.S.	100.00%		France	France
	BioQuercy S.A.S.	66.00%	E	France	France
	Bioroussillon S.A.S.	100.00%		France	France
	Biovilleneuvois S.A.S.	100.00%		France	France
	Cameron LNG Holdings LLC	16.60%	E	United States	United States
	Del Rio Funding LLC (a)	59.53%	E	United States	United States
	ECA LNG Holdings B.V.	16.60%	E	Netherlands	Netherlands
	Fonroche Energies Renouvelables S.A.S.	100.00%		France	France
	Gas Del Litoral SRLCV	25.00%	E	Mexico	Mexico
	Global LNG North America Corporation	100.00%		United States	United States
	Global LNG S.A.S.	100.00%		France	France
	Greenflex Actirent Group, S.L.	100.00%		Spain	Spain
	Greenflex S.A.S.	100.00%		France	France
	Gulf Total Tractebel Power Company PSJC	20.00%	E	United Arab Emirates	United Arab Emirates
	Ichthys LNG Pty Limited	26.00%	E	Australia	Australia
	Margeriaz Energie	100.00%		France	France
	Marsa LNG, LLC	80.00%	E	Oman	Oman
	Methanergy	100.00%		France	France
	Moz LNG1 Co-Financing Company	26.50%		Mozambique	Mozambique
	Moz LNG1 Holding Company Ltd	26.50%		United Arab Emirates	United Arab Emirates
	Mozambique LNG Marine Terminal Company S.A.	26.50%		Mozambique	Mozambique
	Mozambique LNG1 Financing Company Ltd	26.50%		United Arab Emirates	United Arab Emirates
	Mozambique MOF Company S.A.	26.50%		Mozambique	Mozambique
	National Gas Shipping Company Limited	5.00%	E	United Arab Emirates	United Arab Emirates
	Nigeria LNG Limited	15.00%	E	Nigeria	Nigeria
	Oman LNG, LLC	5.54%	E	Oman	Oman
	Papua LNG Development Pte Ltd	100.00%		Singapore	Papua New Guinea
	PGB Energetyka	100.00%		Poland	Poland
	PGB Energetyka 1	100.00%		Poland	Poland
	PGB Energetyka 2	100.00%		Poland	Poland
	PGB Energetyka 3	100.00%		Poland	Poland
PGB Energetyka 4	100.00%		Poland	Poland
PGB Energetyka 5	100.00%		Poland	Poland
PGB Energetyka 6	100.00%		Poland	Poland
PGB Energetyka 7	100.00%		Poland	Poland
PGB Energetyka 8	100.00%		Poland	Poland
PGB Energetyka 9	100.00%		Poland	Poland
PGB Energetyka 10	100.00%		Poland	Poland
PGB Energetyka 11	100.00%		Poland	Poland
PGB Energetyka 12	100.00%		Poland	Poland
PGB Energetyka 13	100.00%		Poland	Poland
PGB Energetyka 14	100.00%		Poland	Poland
PGB Energetyka 15	100.00%		Poland	Poland
PGB Energetyka 16	100.00%		Poland	Poland
PGB Energetyka 17	100.00%		Poland	Poland
PGB Energetyka 18	100.00%		Poland	Poland
PGB Energetyka 19	100.00%		Poland	Poland
PGB Energetyka 20	100.00%		Poland	Poland
PGB Energetyka 21	100.00%		Poland	Poland
PGB Energetyka 22	100.00%		Poland	Poland
PGB Energetyka 23	100.00%		Poland	Poland
PGB Energetyka 24	100.00%		Poland	Poland
PGB Energetyka 25	100.00%		Poland	Poland
PGB Energetyka 26	100.00%		Poland	Poland
PGB Energetyka 27	100.00%		Poland	Poland
PGB Energetyka 28	100.00%		Poland	Poland
PGB Inwestycje	100.00%		Poland	Poland
PGB Serwis	100.00%		Poland	Poland
Polska Grupa Biogazowa S.A.	100.00%		Poland	Poland
Qatar Liquefied Gas Company Limited (II)	16.70%	E	Qatar	Qatar
Qatar Liquified Gas Company Limited 10 (QG10) - NFS Project	25.00%	E	Qatar	Qatar
Qatar Liquified Gas Company Limited 5 (QG5) - NFE Project	25.00%	E	Qatar	Qatar
Rio Grande LNG Intermediate Holdings, LLC (b)	20.31%	E	United States	United States
South Hook LNG Terminal Company Limited	8.35%	E	United Kingdom	United Kingdom
Total E&P East El Burullus Offshore B.V.	100.00%		Netherlands	Egypt
Total E&P Egypt Block 2 B.V.	100.00%		Netherlands	Egypt
Total E&P Indonesie	100.00%		France	Indonesia
Total Eren H2	80.00%	E	France	France
Total Shenergy LNG (Shanghai) Co., Ltd.	49.00%	E	China	China
TotalEnergies Australia Unit Trust (c)	0.00%		Australia	Australia
TotalEnergies Biogas Holdings USA, LLC	100.00%		United States	United States
TotalEnergies Biogaz France	100.00%		France	France
TotalEnergies CCS Australia Pty Ltd	100.00%		Australia	Australia
TotalEnergies E&P SW Texas, LLC	100.00%		United States	United States
TotalEnergies E&P Yamal	100.00%		France	France
TotalEnergies EP Angola Developpement Gaz	100.00%		France	Angola
TotalEnergies EP Australia	100.00%		France	Australia
TotalEnergies EP Australia II	100.00%		France	Australia
TotalEnergies EP Australia III	100.00%		France	Australia
TotalEnergies EP Barnett USA	100.00%		United States	United States
TotalEnergies EP CentralAmerica Sdn Bhd	100.00%		Malaysia	Malaysia
TotalEnergies EP Egypt North Ras Kanayis Offshore B.V.	100.00%		Netherlands	Egypt
TotalEnergies EP Egypte	100.00%		France	Egypt
TotalEnergies EP Exploration Australia Pty Ltd	100.00%		Australia	Australia
TotalEnergies EP Holdings Australia Pty Ltd	100.00%		Australia	Australia
TotalEnergies EP Holdings Mauritius Ltd	100.00%		Mauritius Island	Mauritius Island
TotalEnergies EP Ichthys Holdings	100.00%		France	France
TotalEnergies EP Ichthys Pty Ltd	100.00%		Australia	Australia
TotalEnergies EP JV New Zealand Sdn Bhd	100.00%		Malaysia	Malaysia
TotalEnergies EP Kundu Limited	100.00%		Papua New Guinea	Papua New Guinea
TotalEnergies EP Malaysia Holdings Sdn Bhd	100.00%		Malaysia	Malaysia
TotalEnergies EP Malaysia International Sdn. Bhd	100.00%		Malaysia	Malaysia
TotalEnergies EP Mozambique Area1, Ltda	100.00%		Mozambique	Mozambique
TotalEnergies EP Oceania Sdn Bhd	100.00%		Malaysia	Malaysia
TotalEnergies EP Oman Block 12 B.V.	100.00%		Netherlands	Oman
TotalEnergies EP Oman Development B.V.	100.00%		Netherlands	Oman
TotalEnergies EP PNG Ltd	100.00%		Papua New Guinea	Papua New Guinea
TotalEnergies EP PNG2 B.V.	100.00%		Netherlands	Papua New Guinea
TotalEnergies EP Sabah Sdn Bhd	100.00%		Malaysia	Malaysia
TotalEnergies EP Salmanov	100.00%		France	France
TotalEnergies EP Sarawak Inc	100.00%		Bahamas	Malaysia
TotalEnergies EP Singapore Pte. Ltd.	100.00%		Singapore	Singapore
TotalEnergies EP Sureste Sdn Bhd	100.00%		Malaysia	Malaysia
TotalEnergies EP Tengah	100.00%		France	Indonesia
TotalEnergies EP Transshipment S.A.S.	100.00%		France	France
TotalEnergies EP Western Australia Sdn Bhd	100.00%		Malaysia	Malaysia
TotalEnergies Gas & Power Asia Private Limited	100.00%		Singapore	Singapore
TotalEnergies Gas & Power Holdings UK Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Gas & Power Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Gas & Power North America, Inc.	100.00%		United States	United States
TotalEnergies Gas & Power Services UK Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Gas Pipeline USA, Inc.	100.00%		United States	United States
TotalEnergies Gaz & Electricite Holdings	100.00%		France	France
TotalEnergies GLNG Australia	100.00%		France	Australia
TotalEnergies GLNG Holdings Australia S.A.S.	100.00%		France	Australia
TotalEnergies LNG Angola	100.00%		France	France
TotalEnergies LNG services France	100.00%		France	France
TotalEnergies Sviluppo Italia S.R.L.	100.00%		Italy	Italy
TotalEnergies USA International LLC	100.00%		United States	United States
TotalEnergies Yemen LNG Company Ltd	100.00%		Bermuda	Bermuda
Yamal LNG	20.02%	E	Russia	Russia
Yemen LNG Company Limited	39.62%	E	Bermuda	Yemen

Business		% Company		Country of
segment	Statutory corporate name	interest	Method	incorporation	Country of operations
Integrated Power
	Abarloar Solar S.L.U.	100.00%		Spain	Spain
	Abeto Solar, S.L.U.	100.00%		Spain	Spain
	Access Building Egypt Solar One	100.00%		Egypt	Egypt
	Access Egypt Solar One	100.00%		Egypt	Egypt
	Adani Green Energy Ltd	19.75%	E	India	India
	Adani Green Energy Twenty Three Limited	50.00%	E	India	India
	Adani Renewable Energy Holding Nine Limited	50.00%	E	India	India
	Adani Renewable Energy Sixty four Limited	50.00%	E	India	India
	Advanced Thermal Batteries Inc.	50.00%	E	United States	United States
	Aerospatiale Batteries (ASB)	50.00%	E	France	France
	Aerowatt Energies	65.00%	E	France	France
	Aerowatt Energies 2	51.00%	E	France	France
	AES CFE Holding III, LLC	30.00%	E	United States	United States
	Al Kharsaa Solar Holdings B.V.	49.00%	E	Netherlands	Netherlands
	Alberche Conex, S.L.	100.00%		Spain	Spain
	Alcad AB	100.00%		Sweden	Sweden
	Alicante	50.00%	E	France	France
	Alicante 2	50.00%	E	France	France
	Altergie Territoires 2	44.58%	E	France	France
	Altergie Territoires 3	50.00%	E	France	France
	Altergie Territoires 5	50.00%	E	France	France
	Amber Solar Power Cinco, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Cuatro, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Dieciseis, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Diez, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Nueve, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Quince, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Tres, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Uno, S.L.	65.00%	E	Spain	Spain
	Amura Solar, S.L.U.	100.00%		Spain	Spain
	Anayet Solar, S.L.U.	100.00%		Spain	Spain
	Anclote Solar, S.L.U.	100.00%		Spain	Spain
	Ancora Solar, S.L.U.	100.00%		Spain	Spain
	Anemopetra	100.00%		Greece	Greece
	Arbotante Solar, S.L.U.	100.00%		Spain	Spain
	Armada Solar, S.L.U.	100.00%		Spain	Spain
	Atolon Solar, S.L.U.	100.00%		Spain	Spain
	Attentive Energy, LLC	56.00%	E	United States	United States
	Auriga Generacion S.L.	100.00%		Spain	Spain
	Automotive Cells Company, S.E.	24.27%	E	France	France
	Avenir Solaire Etoile	100.00%		France	France
	Avenir Solaire Portfolio	100.00%		France	France
	Avenir Solaire Rhea	100.00%		France	France
	Avenir Solaire Tethys	100.00%		France	France
	Avenir Solaire Titan	100.00%		France	France
	Baker Creek Solar, LLC	100.00%		United States	United States
	Ballupur Solar Power Projects Private Ltd	50.00%	E	India	India
	Baltic Sea OFW O-2.2 GmbH	100.00%		Germany	Germany
	Baser Comercializadora de Referencia	100.00%		Spain	Spain
	Belharra	100.00%		France	France
	Bidasoa Conex, S.L.	100.00%		Spain	Spain
	BJL11 Solar S.A.	90.00%		Brazil	Brazil
	BJL4 Solar S.A.	90.00%		Brazil	Brazil
	Brazoria Solar I, LLC	100.00%		United States	United States
	Brazoria Solar II, LLC	100.00%		United States	United States
	Brur Hail Sun, Limited Partnership	44.64%		Israel	Israel
	Budeshte Agro	100.00%		Bulgaria	Bulgaria
	Canal City Solar, LLC	100.00%		United States	United States
	Casa dos Ventos S.A.	34.00%	E	Brazil	Brazil
	Castellaneta Solar S.R.L.	100.00%		Italy	Italy
	Castille	50.00%	E	France	France
	Cefeo Solar, S.L.U.	100.00%		Spain	Spain
	Centaurus Environment S.L.U.	100.00%		Spain	Spain
	Central Eolica Pampa de Malaspina S.A.U.	100.00%		Argentina	Argentina
	Central Eolica Terra Santa SPE I S.A.	88.77%		Brazil	Brazil
	Central Eolica Terra Santa SPE II S.A.	88.77%		Brazil	Brazil
	Centrale Eolienne Alaincourt	100.00%		France	France
	Centrale Eolienne De La Vallee Gentillesse	74.80%		France	France
	Centrale Eolienne Mont de l'Arbre III	100.00%		France	France
	Centrale Eolienne RENFR 220	100.00%		France	France
Centrale Eolienne Vallee de la Craie	100.00%		France	France
Centrale Hydroelectrique Alas	100.00%		France	France
Centrale Hydroelectrique Ardon	90.00%		France	France
Centrale Hydroelectrique Arvan	100.00%		France	France
Centrale Hydroelectrique Barbaira	100.00%		France	France
Centrale Hydroelectrique Bonnant	100.00%		France	France
Centrale Hydroelectrique Gavet	100.00%		France	France
Centrale Hydroelectrique Grand Vallon	100.00%		France	France
Centrale Hydroelectrique Miage	100.00%		France	France
Centrale Hydroelectrique Previnquieres	100.00%		France	France
Centrale Photovoltaique De Merle Sud	40.58%	E	France	France
Centrale Solaire 2	100.00%		France	France
Centrale Solaire 21.09-3	100.00%		France	France
Centrale Solaire 21.09-4	100.00%		France	France
Centrale Solaire 21.09-5	100.00%		France	France
Centrale Solaire APV R&D	100.00%		France	France
Centrale Solaire Autoprod	100.00%		France	France
Centrale Solaire Autoroutes PV BFC	100.00%		France	France
Centrale Solaire Bayet	100.00%		France	France
Centrale Solaire Beauce Val de Loire	60.00%		France	France
Centrale Solaire Carrefour de l'Europe	100.00%		France	France
Centrale Solaire CET La Babiniere	100.00%		France	France
Centrale Solaire Chemin De Melette	51.00%	E	France	France
Centrale Solaire De Cazedarnes	75.00%		France	France
Centrale Solaire de La Bezassade	100.00%		France	France
Centrale Solaire Dom	100.00%		France	France
Centrale Solaire Du Centre Ouest	100.00%		France	France
Centrale Solaire Du Lavoir	60.00%		France	France
Centrale Solaire Estarac	35.00%	E	France	France
Centrale Solaire Golbey	51.05%	E	France	France
Centrale Solaire Guinots	60.00%	E	France	France
Centrale Solaire Heliovale	59.63%	E	France	France
Centrale Solaire La Castello	100.00%		France	France
Centrale Solaire La Jouannetterie	100.00%		France	France
Centrale Solaire La Potence	100.00%		France	France
Centrale Solaire La Roquette	100.00%		France	France
Centrale Solaire La Tastere	60.00%	E	France	France
Centrale Solaire Lacoste	100.00%		France	France
Centrale Solaire Le Carteyrou	100.00%		France	France
Centrale Solaire Le Trabet	100.00%		France	France
Centrale Solaire Les Cordeliers	83.98%		France	France
Centrale Solaire Les Cordeliers 2	75.00%		France	France
Centrale Solaire l'Estrade	100.00%		France	France
Centrale Solaire Lodes	50.00%	E	France	France
Centrale Solaire Lot 1	100.00%		France	France
Centrale Solaire Macouria	100.00%		France	France
Centrale Solaire Marlan	100.00%		France	France
Centrale Solaire Mazeran Lr	50.00%	E	France	France
Centrale Solaire Merle Sud 2	60.00%	E	France	France
Centrale Solaire Moussoulens	100.00%		France	France
Centrale Solaire Olinoca	10.00%	E	France	France
Centrale Solaire Ombrieres Cap Agathois	83.98%		France	France
Centrale Solaire Ombrieres De Blyes	60.00%		France	France
Centrale Solaire Plateau De Pouls	51.00%		France	France
Centrale Solaire Pouy Negue	100.00%		France	France
Centrale Solaire Pouy Negue 2	100.00%		France	France
Centrale Solaire RENFR 331	100.00%		France	France
Centrale Solaire RENFR 397	100.00%		France	France
Centrale Solaire RENFR 412	100.00%		France	France
Centrale Solaire RENFR 422	100.00%		France	France
Centrale Solaire RENFR 440	100.00%		France	France
Centrale Solaire RENFR 450	100.00%		France	France
Centrale Solaire RENFR 453	100.00%		France	France
Centrale Solaire RENFR 627	100.00%		France	France
Centrale Solaire RENFR 628	100.00%		France	France
Centrale Solaire RENFR 629	100.00%		France	France
Centrale Solaire Roquecamude	100.00%		France	France
Centrale Solaire Solarshare Bordeaux	100.00%		France	France
Centrale Solaire SRG Energy	80.00%	E	France	France
Centrale Solaire Terre du Roi	100.00%		France	France
Centrale Solaire Toiture Josse	60.00%	E	France	France
Centrale Solaire Touzery	100.00%		France	France
Centrale Solaire TQ 3	100.00%		France	France
Centrale Solaire TQ 5	100.00%		France	France
Centrale Solaire Vauvoix	60.00%	E	France	France
Cerezo Solar, S.L.U.	100.00%		Spain	Spain
Chudiala Solar Power Projects Private Ltd	50.00%	E	India	India
Cidra Solar, S.L.U.	100.00%		Spain	Spain
Circinus Energy, S.L.U.	100.00%		Spain	Spain
Clean Energy	100.00%		Italy	Italy
Clean Energy 1	100.00%		Italy	Italy
Clinton Solar, LLC	100.00%		United States	United States
Colorado Bend I Power, LLC	100.00%		United States	United States
Colorado Bend Services, LLC	50.00%	E	United States	United States
Columba Renovables S.L.U.	100.00%		Spain	Spain
Comanche Solar, LLC	100.00%		United States	United States
Core Energy Development, LLC	100.00%		United States	United States
Core Fund 1, LLC	100.00%		United States	United States
Core Solar Capital, LLC	100.00%		United States	United States
Core Solar Data, LLC	100.00%		United States	United States
Core Solar Development, LLC	100.00%		United States	United States
Core Solar DG, LLC	100.00%		United States	United States
Core Solar Holdings I, LLC	100.00%		United States	United States
Core Solar Land Holdings I, LLC	100.00%		United States	United States
Core Solar SPV X, LLC	100.00%		United States	United States
Core Solar SPV XV, LLC	100.00%		United States	United States
Core Solar SPV XXIV, LLC	100.00%		United States	United States
Core Solar, LLC	100.00%		United States	United States
Cottonwood Bayou Storage, LLC	100.00%		United States	United States
Cottonwood Solar Cash Equity HoldCo, LLC	100.00%		United States	United States
Cottonwood Solar Class B HoldCo, LLC	50.00%	E	United States	United States
Cowtown Solar, LLC	100.00%		United States	United States
Crc Kern Front Tugboat, LLC	100.00%		United States	United States
CS Anacona 1A, LLC	100.00%		United States	United States
CS Anacona 1B, LLC	100.00%		United States	United States
CS Anacona 1C, LLC	100.00%		United States	United States
CS Black Oak A, LLC	100.00%		United States	United States
CS Black Oak B, LLC	100.00%		United States	United States
CS Clare, LLC	100.00%		United States	United States
CS Danville, LLC	100.00%		United States	United States
CS Kernan A, LLC	100.00%		United States	United States
CS Kernan B, LLC	100.00%		United States	United States
CS Kernan C, LLC	100.00%		United States	United States
CS Kernan D, LLC	100.00%		United States	United States
CS Long Point 1, LLC	100.00%		United States	United States
CS Long Point 2A, LLC	100.00%		United States	United States
CS Long Point 2B, LLC	100.00%		United States	United States
CS Quadrao 2	100.00%		United States	United States
CS Spring Lake, LLC	100.00%		United States	United States
CS Streator, LLC	100.00%		United States	United States
Cygnus Environment, S.L.U.	100.00%		Spain	Spain
DEMOSITES2022	100.00%		France	France
Dracena I Parque Solar S.A.	100.00%		Brazil	Brazil
Dracena II Parque Solar S.A.	100.00%		Brazil	Brazil
Dracena IV Parque Solar S.A.	100.00%		Brazil	Brazil
Driza Solar, S.L.U.	100.00%		Spain	Spain
Dubovo Energy	100.00%		Bulgaria	Bulgaria
Eclipse Solar SpA	100.00%		Chile	Chile
Ecosol San Luis S.A.U.	100.00%		Argentina	Argentina
Edelweis Solar, S.L.U.	100.00%		Spain	Spain
Eden Mumbai Solar Private Ltd	50.00%	E	India	India
Eden Renewable Cite Private Ltd	50.00%	E	India	India
Eden Renewable Ranji Private Ltd	50.00%	E	India	India
Eden Solar Energy Gurgaon Private Ltd	50.00%	E	India	India
Eden Solar Rajdhani Private Ltd	50.00%	E	India	India
El Bosc	60.00%	E	France	France
Elliniki Eoliki Energeiaki S.A.	86.00%		Greece	Greece
EMV Energy Investments S.A.	100.00%		Greece	Greece
ENEOS TotalEnergies Renewables Solar Development Japan G.K.	50.00%	E	Japan	Japan
Energia SI	100.00%		Italy	Italy
Energie Developpement	50.00%	E	France	France
Eneryo S.A.S.	100.00%		France	France
Enwind	98.00%		Poland	Poland
Eol Maral I SPE S.A.	100.00%		Brazil	Brazil
Eol Maral II SPE S.A.	100.00%		Brazil	Brazil
Eole Boin	100.00%		France	France
Eole Champagne Conlinoise	66.00%	E	France	France
Eole Dadoud	100.00%		France	France
Eole Fonds Caraibes	100.00%		France	France
Eole Grand Maison	100.00%		France	France
Eole La Montagne	87.60%		France	France
Eole La Perriere S.A.R.L.	100.00%		France	France
Eole La Plaine	100.00%		France	France
Eole Morne Carriere	100.00%		France	France
Eole Yate	100.00%		France	France
Eolica da Boneca - Empreendimentos Eolicos S.A.	33.00%	E	Portugal	Portugal
Eolmed	20.00%	E	France	France
Eren do Brasil Participacões e Consultoria em Energia Ltda	99.81%		Brazil	Brazil
Eren Maral Participacões S.A.	100.00%		Brazil	Brazil
Eren Terra Santa Participacões S.A.	94.22%		Brazil	Brazil
Essakane Solar S.A.S.	90.00%		Burkina Faso	Burkina Faso
E-Vento Ciro	100.00%		Italy	Italy
Evergreen Solar, LLC	100.00%		United States	United States
ExGen Texas Power, LLC	100.00%		United States	United States
Falla Solar, S.L.U.	100.00%		Spain	Spain
FE Tutly Solar LLC	100.00%		Uzbekistan	Uzbekistan
Fleming Solar, LLC	100.00%		United States	United States
Fluxsol	100.00%		France	France
FPV Blanchard	100.00%		France	France
Friemann & Wolf Batterietechnick GmbH	100.00%		Germany	Germany
Futur Portfolio	100.00%		France	France
G.K. Succeed Tsu Haze	45.00%	E	Japan	Japan
Galibier	50.00%	E	France	France
Gallocanta Solar, S.L.U.	100.00%		Spain	Spain
Garonne-et-Canal Energies	100.00%		France	France
Generg - Gestão e Projectos de Energia S.A.	100.00%		Portugal	Portugal
Generg Sol da Beira Baixa - Energias Renovaveis S.A.	100.00%		Portugal	Portugal
Generg Sol do Alentejo - Energias Renovaveis, Sociedade Unipessoal, Lda	100.00%		Portugal	Portugal
Generg Sol do Alentejo 2 - Energias Renovaveis, Sociedade Unipessoal, Lda	100.00%		Portugal	Portugal
Generg Ventos da Gardunha - Energias Renovaveis S.A.	100.00%		Portugal	Portugal
Generg Ventos da Gardunha - Sobre Equipamento S.A.	100.00%		Portugal	Portugal
Generg Ventos de Proenca-a-Nova - Energias Renovaveis S.A.	100.00%		Portugal	Portugal
Generg Ventos de Sines - Energias Renovaveis S.A.	100.00%		Portugal	Portugal
Generg Ventos de Trancoso - Energias Renovaveis S.A.	100.00%		Portugal	Portugal
Generg Ventos de Trancoso - Sobre Equipamento S.A.	100.00%		Portugal	Portugal
Generg Ventos de Viana do Castelo - Energias Renovaveis S.A.	100.00%		Portugal	Portugal
Generg Ventos de Viana do Castelo - Sobre Equipamento S.A.	100.00%		Portugal	Portugal
Generg Ventos do Caramulo - Energias Renovaveis S.A.	100.00%		Portugal	Portugal
Generg Ventos do Caramulo - Sobre Equipamento S.A.	100.00%		Portugal	Portugal
Generg Ventos do Pinhal Interior - Energias Renovaveis S.A.	100.00%		Portugal	Portugal
Generg Ventos do Pinhal Interior - Sobre Equipamento S.A.	100.00%		Portugal	Portugal
Geomundo Offshore Wind Power Co., Ltd.	42.50%	E	South Korea	South Korea
Glaciere De Palisse	100.00%		France	France
Global Energy	100.00%		Bulgaria	Bulgaria
Global Solar Services	100.00%		France	France
Go Electric	100.00%		United States	United States
Golden Triangle Solar, LLC	100.00%		United States	United States
Goleta Solar, S.L.U.	100.00%		Spain	Spain
Goodfellow Solar III, LLC	100.00%		United States	United States
Goritsa Aiolos Energy S.M.S.A	100.00%		Greece	Greece
Gray Whale Offshore Wind Power No.1 Co., Ltd	42.50%	E	South Korea	South Korea
Gray Whale Offshore Wind Power No.2 Co., Ltd	42.50%	E	South Korea	South Korea
Gray Whale Offshore Wind Power No.3 Co., Ltd	42.50%	E	South Korea	South Korea
Greenwind S.A.	100.00%		Argentina	Argentina
Grillete Solar, S.L.U.	100.00%		Spain	Spain
GT R4 Holdings Limited	50.00%	E	United Kingdom	United Kingdom
Haiding one international investment co Ltd	50.00%	E	TaIwan	TaIwan
Haiding three international investment co Ltd	50.00%	E	TaIwan	TaIwan
Haiding two international investment co Ltd	50.00%	E	TaIwan	TaIwan
Hanwha Total Solar II, LLC	50.00%	E	United States	United States
Hanwha Total Solar, LLC	50.00%	E	United States	United States
Helio 100 Kw	100.00%		France	France
Helio 971	100.00%		France	France
Helio 974 Sol 1	100.00%		France	France
Helio 974 Toiture 2	100.00%		France	France
Helio Fonds Caraibes	100.00%		France	France
Helio L'R	100.00%		France	France
Helio Prony Resources New Caledonia	100.00%		New Caledonia	New Caledonia
Helio Saint Benoit	100.00%		France	France
Helio Wabealo	100.00%		France	France
Helix Project V, LLC	100.00%		United States	United States
HETTY	100.00%		France	France
HFV Montenero	100.00%		Italy	Italy
HFV Salentina	50.00%	E	Italy	Italy
Hidrinveste - Investimentos Energeticos, Lda	100.00%		Portugal	Portugal
Hidroelectrica de Manteigas, Lda	90.00%		Portugal	Portugal
Hidroelectrica do Monte, Lda	100.00%		Portugal	Portugal
Hill Solar II, LLC	100.00%		United States	United States
HT Solar Holdings II, LLC	50.00%	E	United States	United States
HT Solar Holdings III, LLC	50.00%	E	United States	United States
HTS Holdings LLC	50.00%	E	United States	United States
Hydro 974	100.00%		France	France
Hydro Tinee	50.00%	E	France	France
Hydromons	100.00%		France	France
Inov	100.00%		Italy	Italy
Ise Total Nanao Power Plant G.K.	50.00%	E	Japan	Japan
Jingdan New Energy investment (Shanghai) Co. Ltd	50.00%	E	China	China
Jmcp	50.05%		France	France
Keith Solar I, LLC	100.00%		United States	United States
Kidds Store	100.00%		United States	United States
KSF Holding Trust	57.50%	E	Australia	Australia
Kyon Energy Finance GmbH	100.00%		Germany	Germany
Kyon Energy Solutions GmbH	100.00%		Germany	Germany
LA Basin Solar I, LLC	100.00%		United States	United States
La Compagnie Electrique de Bretagne	50.00%	E	France	France
La Metairie Neuve	25.00%	E	France	France
La Quercia Solar S.R.L	100.00%		Italy	Italy
La Seauve	40.00%	E	France	France
Lanuza Solar, S.L.U.	100.00%		Spain	Spain
LaPorte Power, LLC	100.00%		United States	United States
Lauderdale Solar, LLC	100.00%		United States	United States
Laurens Solar I, LLC	100.00%		United States	United States
Le Bois Joli	100.00%		France	France
Lemoore Stratford Land Holdings IV, LLC	100.00%		United States	United States
Les ailes de Taillard	50.00%	E	France	France
Les Vents de la Moivre 1	100.00%		France	France
Les Vents de la Moivre 2	100.00%		France	France
Les Vents de la Moivre 3	100.00%		France	France
Les Vents de la Moivre 4	100.00%		France	France
Les Vents de la Moivre 5	100.00%		France	France
Leuret	50.00%	E	France	France
Lithos Aiolos Energy S.A.	100.00%		Greece	Greece
Lorance Creek Solar, LLC	100.00%		United States	United States
Lorca	50.00%	E	France	France
Luce Solar SpA	100.00%		Chile	Chile
Luminora Solar Cinco, S.L.	65.00%	E	Spain	Spain
Luminora Solar Cuatro, S.L.	65.00%	E	Spain	Spain
Luminora Solar Dos, S.L.	65.00%	E	Spain	Spain
Luminora Solar Tres, S.L.	65.00%	E	Spain	Spain
Maenggoldo Offshore Wind Power Co., Ltd	42.50%	E	South Korea	South Korea
Martianez Solar, S.L.U.	100.00%		Spain	Spain
Marvel Solar Holdco 1, LLC	100.00%		United States	United States
Marysville Unified School District Solar, LLC	100.00%		United States	United States
Mastil Solar, S.L.U.	100.00%		Spain	Spain
Mauricio Solar, S.L.U.	100.00%		Spain	Spain
Meco 8	100.00%		France	France
Medha Energy Private Ltd	50.00%	E	India	India
Megavento - Producão de Electricidade S.A.	100.00%		Portugal	Portugal
Merysol	50.00%	E	France	France
Mishmar HaNegev Sun, Limited Partnership	44.64%		Israel	Israel
Missiles & Space Batteries Limited	50.00%	E	United Kingdom	United Kingdom
Miyagi Osato Solar Park G.K.	45.00%	E	Japan	Japan
Miyako Kuzakai Solarpark G.K.	50.00%	E	Japan	Japan
M-KAT Green Limited Liability Partnership	100.00%		Kazakhstan	Kazakhstan
Morena Solar, S.L.U.	100.00%		Spain	Spain
Mulilo Prieska PV (RF) Proprietary Limited	27.00%	E	South Africa	South Africa
Mustang Creek Solar, LLC	100.00%		United States	United States
Myrtle Solar Cash Equity HoldCo, LLC	100.00%		United States	United States
Myrtle Solar Class B HoldCo	100.00%		United States	United States
Myrtle Solar Class B member	100.00%		United States	United States
Myrtle Solar TE HoldCo, LLC	100.00%		United States	United States
Myrtle Solar, LLC	100.00%		United States	United States
Myrtle Storage Cash Equity HoldCo, LLC	100.00%		United States	United States
Myrtle Storage Class B HoldCo, LLC	100.00%		United States	United States
Myrtle Storage Class B Member, LLC	100.00%		United States	United States
Myrtle Storage TE Partnership, LLC	100.00%		United States	United States
Myrtle Storage, LLC	100.00%		United States	United States
Nevada Joint Union High School District Solar, LLC	100.00%		United States	United States
New Green Energy Services	100.00%		France	France
Nomad Solar	100.00%		Kazakhstan	Kazakhstan
North Sea OFW N-12.1 GmbH	100.00%		Germany	Germany
Nouvelle Centrale Eolienne de Lastours	50.00%	E	France	France
Nuza Solar, S.L.U.	100.00%		Spain	Spain
Ombrea	100.00%		France	France
OmbreaAOI2022	100.00%		France	France
Ophelia Solar, LLC	100.00%		United States	United States
Oranje Wind Power II B.V.	50.00%	E	Netherlands	Netherlands
OSKVOLT Battery Services KB	100.00%		Sweden	Sweden
Parc Eolien de Cassini	50.00%	E	France	France
Parc Eolien de l'Equinville	100.00%		France	France
Parc Eolien Du Coupru	50.00%	E	France	France
Parc Eolien Du Vilpion	50.00%	E	France	France
Parc Photovoltaique de Puyloubier	100.00%		France	France
Parc Solaire du Lorrain	100.00%		France	France
Parco Eolico La Guardia S.R.L.	100.00%		Italy	Italy
Parque Fotovoltaico Alicahue Solar SpA	100.00%		Chile	Chile
Parque Fotovoltaico Santa Adriana Solar SpA	100.00%		Chile	Chile
Photonotos Energy	100.00%		Greece	Greece
Photovoras Energy S.M.S.A	100.00%		Greece	Greece
Piedra Solar, LLC	100.00%		United States	United States
Pigeon Run Solar, LLC	100.00%		United States	United States
Pilastra Solar, S.L.U.	100.00%		Spain	Spain
Plum Creek Solar, LLC	100.00%		United States	United States
Pontenure Solar S.R.L.	100.00%		Italy	Italy
Portalon Solar, S.L.U.	100.00%		Spain	Spain
Pos Production Ii	60.00%		France	France
Pos Production Iii	70.00%		France	France
Pos Production Iv	70.00%		France	France
Pos Production V	70.00%		France	France
Poste HTB du Mont de L'Arbre	100.00%		France	France
Postigo Solar, S.L.U.	100.00%		Spain	Spain
Postor Solar, S.L.U.	100.00%		Spain	Spain
PT TATS Indonesia	100.00%		Indonesia	Indonesia
Quadra Energy GmbH	100.00%		Germany	Germany
Quadrica	51.00%	E	France	France
Quilla Solar, S.L.U.	100.00%		Spain	Spain
Rabiza Solar, S.L.U.	100.00%		Spain	Spain
Randolph Solar I, LLC	100.00%		United States	United States
Rececho Solar, S.L.U.	100.00%		Spain	Spain
Recova Solar, S.L.U.	100.00%		Spain	Spain
Regata Solar, S.L.U.	100.00%		Spain	Spain
Renewable Energy Seagreen Holdco Limited	50.00%	E	United Kingdom	United Kingdom
Risen Bangladesh SKS Pte Ltd	100.00%		Bangladesh	Singapore
Risen Energy (Cambodia) Battambang Co. Ltd	100.00%		Cambodia	Cambodia
RLA Solar SpA	100.00%		Chile	Chile
Rolling Green Solar, LLC	100.00%		United States	United States
Rolling Plains Solar, LLC	100.00%		United States	United States
Ronesans Enerji Uretim ve Ticaret Anonim Șirketi	50.00%	E	Turkey	Turkey
Runway Solar, LLC	100.00%		United States	United States
Saft (Zhuhai FTZ) Batteries Company Limited	100.00%		China	China
Saft (Zhuhai) Energy Storage Co.	100.00%		China	China
Saft AB	100.00%		Sweden	Sweden
Saft America Inc.	100.00%		United States	United States
Saft AS	100.00%		Norway	Norway
Saft Australia Pty Limited	100.00%		Australia	Australia
Saft Batterias SL	100.00%		Spain	Spain
Saft Batterie Italia S.R.L.	100.00%		Italy	Italy
Saft Batterien GmbH	100.00%		Germany	Germany
Saft Batteries Pte Limited	100.00%		Singapore	Singapore
Saft Batteries Pty Limited	100.00%		Australia	Australia
Saft Batterijen B.V.	100.00%		Netherlands	Netherlands
Saft Do Brasil Ltda	100.00%		Brazil	Brazil
Saft EV S.A.S.	100.00%		France	France
Saft Ferak AS	100.00%		Czech Republic	Czech Republic
Saft Groupe S.A.S.	100.00%		France	France
Saft Hong Kong Limited	100.00%		Hong Kong	Hong Kong
Saft India Private Limited	100.00%		India	India
Saft Japan KK	100.00%		Japan	Japan
Saft Limited	100.00%		United Kingdom	United Kingdom
Saft LLC	100.00%		Russia	Russia
Saft Nife ME Limited	100.00%		Cyprus	Cyprus
Saft S.A.S.	100.00%		France	France
San Luis Obispo Solar I, LLC	100.00%		United States	United States
Sanabria Solar, S.L.U.	100.00%		Spain	Spain
Sanders Creek Solar, LLC	100.00%		United States	United States
SGIP SLB Holdco 1, LLC	100.00%		United States	United States
SGIP SLB I, LLC	100.00%		United States	United States
Shakumbhari Solar Power Projects Private Ltd	50.00%	E	India	India
Shams Power Company PJSC	20.00%	E	United Arab Emirates	United Arab Emirates
SIIF EDF EN Israel Ltd	51.02%		Israel	Israel
Sistemi Energie Calabria S.R.L.	100.00%		Italy	Italy
Sociedade Exploradora de Recursos Energeticos, Lda	100.00%		Portugal	Portugal
Sociedade Hidroelectrica da Grela, Lda	100.00%		Portugal	Portugal
Societe Champenoise d'Energie	16.00%	E	France	France
Societe d'Exploitation du Soleil du Haut - Deffens	100.00%		France	France
Societe Economie Mixte Production Energetique Renouvelable	35.92%	E	France	France
Sol Holding, LLC	50.00%	E	United States	United States
Solaire Habitat Social	100.00%		France	France
Solar Barocco	100.00%		Italy	Italy
Solar Carport NJ, LLC	100.00%		United States	United States
Solar Energies	65.00%	E	France	France
Solar Life Energy	100.00%		Italy	Italy
Solar Star Academia 1, LLC	100.00%		United States	United States
Solar Star Addison North, LLC	100.00%		United States	United States
Solar Star Alleghany South, LLC	100.00%		United States	United States
Solar Star Always Low Prices Hi, LLC	100.00%		United States	United States
Solar Star Appling Peaches, LLC	100.00%		United States	United States
Solar Star Arizona HMR-1, LLC	100.00%		United States	United States
Solar Star Baltimore Carney, LLC	100.00%		United States	United States
Solar Star Baltimore Roofs, LLC	100.00%		United States	United States
Solar Star Bay City 2, LLC	100.00%		United States	United States
Solar Star Bear Creek, LLC	100.00%		United States	United States
Solar Star Big Apple BTM, LLC	100.00%		United States	United States
Solar Star Big Apple CDG B, LLC	100.00%		United States	United States
Solar Star Big Apple CDG,LLC	100.00%		United States	United States
Solar Star Blakeslee 2, LLC	100.00%		United States	United States
Solar Star Buchanan 2, LLC	100.00%		United States	United States
Solar Star California LXXV, LLC	100.00%		United States	United States
Solar Star California LXXVI, LLC	100.00%		United States	United States
Solar Star California LXXVIII, LLC	100.00%		United States	United States
Solar Star California XXXV, LLC	100.00%		United States	United States
Solar Star California XXXVI, LLC	100.00%		United States	United States
Solar Star California XXXVIII, LLC	100.00%	United States	United States
Solar Star Cambridge 1, LLC	100.00%	United States	United States
Solar Star Cantil 1, LLC	100.00%	United States	United States
Solar Star Carbondale 1, LLC	100.00%	United States	United States
Solar Star Carlsbad 1, LLC	100.00%	United States	United States
Solar Star Central Light, LLC	100.00%	United States	United States
Solar Star Charlotte 1, LLC	100.00%	United States	United States
Solar Star Clovis Curry North, LLC	100.00%	United States	United States
Solar Star Clovis Curry South, LLC	100.00%	United States	United States
Solar Star Co Co 2500, LLC	100.00%	United States	United States
Solar Star Coastal Pirate, LLC	100.00%	United States	United States
Solar Star Colorado II, LLC	100.00%	United States	United States
Solar Star CRC Kern Front, LLC	100.00%	United States	United States
Solar Star CRC Mt. Poso, LLC	100.00%	United States	United States
Solar Star CRC North Shafter, LLC	100.00%	United States	United States
Solar Star CRC Pier A West, LLC	100.00%	United States	United States
Solar Star CRC Yowlumne 1 North, LLC	100.00%	United States	United States
Solar Star CRC Yowlumne 2 South, LLC	100.00%	United States	United States
Solar Star Deer Island, LLC	100.00%	United States	United States
Solar Star Dornsife 1, LLC	100.00%	United States	United States
Solar Star Fort Atkinson South, LLC	100.00%	United States	United States
Solar Star Gloucester 1, LLC	100.00%	United States	United States
Solar Star Gloucester 2, LLC	100.00%	United States	United States
Solar Star Golden Empire, LLC	100.00%	United States	United States
Solar Star Goodwin Storage, LLC	100.00%	United States	United States
Solar Star Harbor, LLC	100.00%	United States	United States
Solar Star Harpst Arcata, LLC	100.00%	United States	United States
Solar Star Hartford South, LLC	100.00%	United States	United States
Solar Star Hawley 1, LLC	100.00%	United States	United States
Solar Star HD Maryland, LLC	100.00%	United States	United States
Solar Star HD New Jersey, LLC	100.00%	United States	United States
Solar Star HD New York, LLC	100.00%	United States	United States
Solar Star Healthy 1, LLC	100.00%	United States	United States
Solar Star Healthy Lake, LLC	100.00%	United States	United States
Solar Star Herald Square 1, LLC	100.00%	United States	United States
Solar Star Hernwood, LLC	100.00%	United States	United States
Solar Star Hubbardson South, LLC	100.00%	United States	United States
Solar Star Irvine Civic Center, LLC	100.00%	United States	United States
Solar Star Jal, LLC	100.00%	United States	United States
Solar Star Kennedale Storage, LLC	100.00%	United States	United States
Solar Star Khsd, LLC	100.00%	United States	United States
Solar Star LA County High Desert, LLC	100.00%	United States	United States
Solar Star Lake Mills 1, LLC	100.00%	United States	United States
Solar Star LCR Culver City, LLC	100.00%	United States	United States
Solar Star LCR Irvine, LLC	100.00%	United States	United States
Solar Star LCR Split 2, LLC	100.00%	United States	United States
Solar Star Light Park, LLC	100.00%	United States	United States
Solar Star Lincoln School, LLC	100.00%	United States	United States
Solar Star Lompoc Diatomite 1, LLC	100.00%	United States	United States
Solar Star Long Peaches, LLC	100.00%	United States	United States
Solar Star Los Lunas 2 LLC	100.00%	United States	United States
Solar Star Los Lunas, LLC	100.00%	United States	United States
Solar Star MA - Tewksbury, LLC	100.00%	United States	United States
Solar Star Massachusetts II, LLC	100.00%	United States	United States
Solar Star Massachusetts III, LLC	100.00%	United States	United States
Solar Star Maxx 1, LLC	100.00%	United States	United States
Solar Star Mayfield 1, LLC	100.00%	United States	United States
Solar Star Maynard 1, LLC	100.00%	United States	United States
Solar Star Mifflinburg 1, LLC	100.00%	United States	United States
Solar Star Millville Rohrsburg, LLC	100.00%	United States	United States
Solar Star Millville, LLC	100.00%	United States	United States
Solar Star Mountain Post, LLC	100.00%	United States	United States
Solar Star North Herty Storage, LLC	100.00%	United States	United States
Solar Star Orangeville 2, LLC	100.00%	United States	United States
Solar Star Orangeville Eagle, LLC	100.00%	United States	United States
Solar Star Palmyra North, LLC	100.00%	United States	United States
Solar Star Parent CRC Kern Front, LLC	100.00%	United States	United States
Solar Star Parent CRC Mt. Poso, LLC	100.00%	United States	United States
Solar Star Parent CRC North Shafter, LLC	100.00%	United States	United States
Solar Star Parent CRC Pier A West, LLC	100.00%	United States	United States
Solar Star Parent CRC Yowlumne 1 North, LLC	100.00%	United States	United States
Solar Star Parent CRC Yowlumne 2 South, LLC	100.00%	United States	United States
Solar Star Parkton, LLC	100.00%	United States	United States
Solar Star Pennsauken, LLC	100.00%	United States	United States
Solar Star Petersburg 1, LLC	100.00%	United States	United States
Solar Star Pleasant Mount 1, LLC	100.00%	United States	United States
Solar Star Pleasant Mount 2, LLC	100.00%	United States	United States
Solar Star Prime 2, LLC	100.00%	United States	United States
Solar Star Prime 4, LLC	100.00%	United States	United States
Solar Star Prime I, LLC	100.00%	United States	United States
Solar Star Prime SCK3, LLC	100.00%	United States	United States
Solar Star PTC 1, LLC	100.00%	United States	United States
Solar Star PTC 2, LLC	100.00%	United States	United States
Solar Star PUSD Monache, LLC	100.00%	United States	United States
Solar Star Saft Valdosta, LLC	100.00%		United States	United States
Solar Star Santa Ana HS, LLC	100.00%		United States	United States
Solar Star Serving Science 2, LLC	100.00%		United States	United States
Solar Star Serving Science, LLC	100.00%		United States	United States
Solar Star State of CT Solar 1, LLC	100.00%		United States	United States
Solar Star Storage Texas, LLC	100.00%		United States	United States
Solar Star Tift Toombs Peaches, LLC	100.00%		United States	United States
Solar Star Timberville 1, LLC	100.00%		United States	United States
Solar Star Timberville 2, LLC	100.00%		United States	United States
Solar Star Track Southern Ave 1, LLC	100.00%		United States	United States
Solar Star Tranquility, LLC	100.00%		United States	United States
Solar Star Unkety Brook, LLC	100.00%		United States	United States
Solar Star Urbana Landfill South, LLC	100.00%		United States	United States
Solar Star Vegas 1, LLC	100.00%		United States	United States
Solar Star Virginia Holdco, LLC	100.00%		United States	United States
Solar Star Ware 1, LLC	100.00%		United States	United States
Solar Star Western Hills Storage, LLC	100.00%		United States	United States
Solar Star Whitewater South, LLC	100.00%		United States	United States
Solar Star Wholesome Portland, LLC	100.00%		United States	United States
Solarstar Ma I, LLC	100.00%		United States	United States
SolarStorage Fund A, LLC	100.00%		United States	United States
SolarStorage Fund B, LLC	100.00%		United States	United States
SolarStorage Fund C, LLC	100.00%		United States	United States
SolarStorage Fund D, LLC	100.00%		United States	United States
Solenergy	100.00%		Italy	Italy
Sombrero Solar, LLC	100.00%		United States	United States
Spinnaker Solar, S.L.U.	100.00%		Spain	Spain
SPWR SS 1, LLC	100.00%		United States	United States
Strongstown Solar, LLC	100.00%		United States	United States
SunPower Bobcat Solar, LLC	100.00%		United States	United States
SunPower Commercial FTB Construction, LLC	100.00%		United States	United States
SunPower Commercial Holding Company FTB SLB Parent, LLC	100.00%		United States	United States
SunPower Commercial Holding Company FTB SLB, LLC	100.00%		United States	United States
SunPower Helix I, LLC	100.00%		United States	United States
SunPower NY CDG 1, LLC	100.00%		United States	United States
SunPower Revolver HoldCo I Parent, LLC	100.00%		United States	United States
SunPower Revolver HoldCo I, LLC	100.00%		United States	United States
Sunzil	50.00%	E	France	France
Swingletree Operations, LLC	100.00%		United States	United States
Tadiran Batteries GmbH	100.00%		Germany	Germany
Tadiran Batteries Limited	100.00%		Israel	Israel
Talmei Eliyahu Green Energies Ltd.	46.94%		Israel	Israel
Terrilvoltaique de Ronchamp et Magny-Danigon	40.80%	E	France	France
TexGen Power, LLC	100.00%		United States	United States
TNE Holdco 1 Ltd	100.00%		United Kingdom	United Kingdom
Tosca Holdco, LLC	50.00%	E	United States	United States
Total Envision Energy Services (Shanghai) Co., Ltd	50.00%	E	China	China
Total Eren	100.00%		France	France
Total Eren Chile	100.00%		Chile	Chile
Total Eren Holding	100.00%		France	France
Total Tractebel Emirates O&M Company	50.00%	E	France	United Arab Emirates
Total Tractebel Emirates Power Company	50.00%	E	France	United Arab Emirates
TotalEnergies - Centrale Electrique Bayet	100.00%		France	France
TotalEnergies - Centrale Electrique Marchienne-au-Pont	100.00%		Belgium	Belgium
TotalEnergies - Centrale Electrique Pont-sur-Sambre	100.00%		France	France
TotalEnergies - Centrale Electrique Saint-Avold	100.00%		France	France
TotalEnergies - Centrale Electrique Toul	100.00%		France	France
TotalEnergies Alamo Solar, S.L.U.	100.00%		Spain	Spain
TotalEnergies Andromeda Solar, S.L.U.	100.00%		Spain	Spain
TotalEnergies B Solar, LLC	100.00%		United States	United States
TotalEnergies C HoldCo, LLC	100.00%		United States	United States
TotalEnergies Carolina Long Bay, LLC	100.00%		United States	United States
TotalEnergies Clientes	100.00%		Spain	Spain
TotalEnergies CWB I Solar, LLC	100.00%		United States	United States
TotalEnergies DF Solar, LLC	100.00%		United States	United States
TotalEnergies Distributed Generation Assets USA, LLC	100.00%		United States	United States
TotalEnergies Distributed Generation Philippines Inc.	100.00%		United States	United States
TotalEnergies Distributed Generation USA, LLC	100.00%		United States	United States
TotalEnergies Dracena Participacoes	100.00%		Brazil	Brazil
TotalEnergies Electricidad y Gas España	100.00%		Spain	Spain
TotalEnergies Electricite et Gaz France	100.00%		France	France
TotalEnergies Flexible Power USA, LLC	100.00%		United States	United States
TotalEnergies H Solar, LLC	100.00%		United States	United States
TotalEnergies HI Holdco, LLC	100.00%		United States	United States
TotalEnergies Integrated Power ESS Belgium	100.00%		Belgium	Belgium
TotalEnergies M Solar, LLC	100.00%		United States	United States
TotalEnergies Marahu Holding, LLC	100.00%		United States	United States
TotalEnergies Offshore Wind Korea	100.00%		France	France
TotalEnergies Offshore Wind Netherlands Participations I B.V.	100.00%		Netherlands	Netherlands
TotalEnergies Offshore Wind Netherlands Participations II B.V.	100.00%		Netherlands	Netherlands

TotalEnergies OFW NSE1 GmbH	100.00%	Germany	Germany
TotalEnergies OFW OSE GmbH	100.00%		Germany	Germany
TotalEnergies OFW US 1, LLC	100.00%		United States	United States
TotalEnergies OFW US 4, LLC	100.00%		United States	United States
TotalEnergies Planta Solar Andalucia 3, S.L.U.	100.00%		Spain	Spain
TotalEnergies Power & Gas Belgium	100.00%		Belgium	Belgium
TotalEnergies Power Generation France	100.00%		France	France
TotalEnergies Renewables	100.00%		France	France
TotalEnergies Renewables (Cambodia) Co., Ltd	100.00%		Cambodia	Cambodia
TotalEnergies Renewables Asia	100.00%		Singapore	Singapore
TotalEnergies Renewables Australia	100.00%		Australia	Australia
TotalEnergies Renewables Bulgaria	100.00%		Bulgaria	Bulgaria
TotalEnergies Renewables Deutschland GmbH	100.00%		Germany	Germany
TotalEnergies Renewables Development Asia Pte. Ltd.	100.00%		Singapore	Singapore
TotalEnergies Renewables Development Middle East	100.00%		France	France
TotalEnergies Renewables Development Partnership, LLC	100.00%		United States	United States
TotalEnergies Renewables Development Philippines Corporation	100.00%		Philippines	Philippines
TotalEnergies Renewables DG Asia Assets Pte Ltd	100.00%		Singapore	Singapore
TotalEnergies Renewables DG Development Asia Pte. Ltd.	100.00%		Singapore	Singapore
TotalEnergies Renewables DG Holdings Asia Pte Ltd	100.00%		Singapore	Singapore
TotalEnergies Renewables DG MEA - Assets 1 FZE	100.00%		United Arab Emirates	United Arab Emirates
TotalEnergies Renewables DG MEA FZE	100.00%		United Arab Emirates	United Arab Emirates
TotalEnergies Renewables ESS Carling	100.00%		France	France
TotalEnergies Renewables ESS Flandres	100.00%		France	France
TotalEnergies Renewables ESS Grandpuits	100.00%		France	France
TotalEnergies Renewables Holding Hellas	100.00%		Luxembourg	Luxembourg
TotalEnergies Renewables Holding Luxembourg Nov S.A.	100.00%		Luxembourg	Luxembourg
TotalEnergies Renewables Iberica, S.L.U	100.00%		Spain	Spain
TotalEnergies Renewables India	100.00%		Luxembourg	Luxembourg
TotalEnergies Renewables Indian Ocean Ltd	100.00%		Mauritius Island	Mauritius Island
TotalEnergies Renewables International	100.00%		France	France
TotalEnergies Renewables Italia	100.00%		Italy	Italy
TotalEnergies Renewables Latin America	100.00%		Chile	Chile
TotalEnergies Renewables Malaysia Sdn. Bhd.	100.00%		Malaysia	Malaysia
TotalEnergies Renewables Nederland A B.V.	100.00%		Netherlands	Netherlands
TotalEnergies Renewables Nederland B.V.	100.00%		Netherlands	Netherlands
TotalEnergies Renewables Nov	100.00%		France	France
TotalEnergies Renewables Poland	100.00%		Poland	Poland
TotalEnergies Renewables Portugal Green S.A.	100.00%		Portugal	Portugal
TotalEnergies Renewables Portugal Hibridizacão S.A.	100.00%		Portugal	Portugal
TotalEnergies Renewables Portugal International S.A.	100.00%		Portugal	Portugal
TotalEnergies Renewables Portugal Novos Desenvolvimentos S.A.	100.00%		Portugal	Portugal
TotalEnergies Renewables Portugal Portfolio S.A.	100.00%		Portugal	Portugal
TotalEnergies Renewables Portugal SGPS	100.00%		Portugal	Portugal
TotalEnergies Renewables Portugal Sol & Vento S.A.	100.00%		Portugal	Portugal
TotalEnergies Renewables Projects Philippines Corporation	100.00%		Philippines	Philippines
TotalEnergies Renewables Projects Singapore Pte. Ltd	100.00%		Singapore	Singapore
TotalEnergies Renewables Projects Vietnam	100.00%		Singapore	Singapore
TotalEnergies Renewables R4 Holdco Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Renewables Services Bulgaria	100.00%		Bulgaria	Bulgaria
TotalEnergies Renewables Services Italia	100.00%		Italy	Italy
TotalEnergies Renewables Services Poland	100.00%		Poland	Poland
TotalEnergies Renewables Services Portugal	100.00%		Portugal	Portugal
TotalEnergies Renewables Singapore Pte. Ltd	100.00%		Singapore	Singapore
TotalEnergies Renewables Solar Italia	100.00%		Italy	Italy
TotalEnergies Renewables Thailand	100.00%		Thailand	Thailand
TotalEnergies Renewables UK Limited	100.00%		United Kingdom	United Kingdom
TotalEnergies Renewables USA, LLC	100.00%		United States	United States
TotalEnergies Renouvelables Danemark ApS	100.00%		Denmark	Denmark
TotalEnergies Renouvelables France	100.00%		France	France
TotalEnergies Renouvelables Nogara	50.00%	E	France	France
TotalEnergies Renouvelables Pacific	100.00%		France	France
TotalEnergies Solar DG Nederland B.V.	100.00%		Netherlands	Netherlands
TotalEnergies Solar France	100.00%		France	France
TotalEnergies Solar Intl	100.00%		France	France
TotalEnergies Solar Wind Indian Ocean Ltd	100.00%		Mauritius Island	Mauritius Island
TotalEnergies Strong, LLC	50.00%	E	United States	United States
TotalEnergies Wire 3, LLC	100.00%		United States	United States
TQN Hydro	100.00%		France	France
TQN Solar	100.00%		France	France
TQN Solar Nogara	50.00%	E	France	France
TQN Wind	100.00%		France	France
Trofeo Solar, S.L.U.	100.00%		Spain	Spain
Truyesol	50.00%	E	France	France
TSGF SpA	100.00%		Chile	Chile
TSSDG India Private Limited	100.00%		India	India
Valencia Solar 1, LLC	100.00%		United States	United States
Valencia Solar 2, LLC	100.00%		United States	United States
Valencia Solar 3, LLC	100.00%		United States	United States
Valencia Solar 4, LLC	100.00%		United States	United States
Valorene	66.00%		France	France
Varadero Solar, S.L.U.	100.00%		Spain	Spain
Ventos do Seixo Amarelo - Energias Renovaveis S.A.	90.00%		Portugal	Portugal
Vents D'Oc Centrale D'Energie Renouvelable 16	100.00%		France	France
Vents D'Oc Centrale D'Energie Renouvelable 17	50.00%	E	France	France
Vents D'Oc Centrale D'Energie Renouvelable 18	100.00%		France	France
Vertigo	25.92%	E	France	France
Vientos Los Hercules	100.00%		Argentina	Argentina
Vientos Solutions, S.L.U.	100.00%		Spain	Argentina
Vireausol	50.00%	E	France	France
West Burton Flexible Generation Ltd	50.00%	E	United Kingdom	United Kingdom
Wichita Data, LLC	100.00%		United States	United States
Wichita Solar I, LLC	100.00%		United States	United States
Winche Solar, S.L.U.	100.00%		Spain	Spain
Wind 1026 GmbH	100.00%		Germany	France
Wind 1029 GmbH	100.00%		Germany	Germany
Winergy	100.00%		France	France
Wolf Hollow I Power, LLC	100.00%		United States	United States
Wolf Hollow Services, LLC	50.00%	E	United States	United States
Woodbury Solar, LLC	100.00%		United States	United States
WP France 21	100.00%		France	France
WP FRANCE 28	100.00%		France	France
Yunlin Holding GmbH	23.00%	E	Germany	Germany
Yunlin Ukco Limited	29.46%	E	United Kingdom	United Kingdom
Zenith Solar, LLC	100.00%		United States	United States
Zephyr Holdings GP, LLC	50.00%	E	United States	United States

Business		% Company		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Refining & Chemicals
	Atlantic Trading and Marketing Financial Inc.	100.00%		United States	United States
	Atlantic Trading and Marketing Inc.	100.00%		United States	United States
	Balzatex S.A.S.	100.00%		France	France
	BASF TotalEnergies Petrochemicals LLC	40.00%		United States	United States
	Bay Junction Inc.	100.00%		United States	United States
	Bayport Polymers LLC	50.00%	E	United States	United States
	Borrachas Portalegre Ltda	100.00%		Portugal	Portugal
	BOU Verwaltungs GmbH	100.00%		Germany	Germany
	Catelsa-Caceres S.A.U.	100.00%		Spain	Spain
	Chartering and Shipping Services Singapore Pte. Ltd.	100.00%		Singapore	Singapore
	Composite Industrie Maroc S.A.R.L.	100.00%		Morocco	Morocco
	Composite Industrie S.A.S.	100.00%		France	France
	Cosden, LLC	100.00%		United States	United States
	COS-MAR Company	50.00%		United States	United States
	Cray Valley (Guangzhou) Chemical Company, Limited	100.00%		China	China
	Cray Valley Czech	100.00%		Czech Republic	Czech Republic
	Cray Valley HSC Asia Ltd	100.00%		China	China
	Cray Valley S.A.	100.00%		France	France
	CSSA - Chartering and Shipping Services S.A.	100.00%		Switzerland	Switzerland
	EcoMotion JV GmbH	49.90%	E	Germany	Germany
	Elf Aquitaine Fertilisants	100.00%		France	France
	Espa S.A.R.L.	100.00%		France	France
	Feluy Immobati	100.00%		Belgium	Belgium
	Fina Technology, Inc.	100.00%		United States	United States
	FPL Enterprises, Inc.	100.00%		United States	United States
	Gasket (Suzhou) Valve Components Company, Limited	100.00%		China	China
	Gasket International S.R.L.	100.00%		Italy	Italy
	Grande Paroisse S.A.	100.00%		France	France
	Hanwha TotalEnergies Petrochemical Co., Ltd	50.00%	E	South Korea	South Korea
	Hutchinson (Chongqing) Automotive Systems Ltd	100.00%		China	China
	Hutchinson (UK) Limited	100.00%		United Kingdom	United Kingdom
	Hutchinson (Wuhan) Automotive Rubber Products Company Limited	100.00%		China	China
	Hutchinson Aeronautique & Industrie Limited	100.00%		Canada	Canada
	Hutchinson Aerospace & Industry Inc.	100.00%		United States	United States
	Hutchinson Aerospace GmbH	100.00%		Germany	Germany
	Hutchinson Aerospace Services SNC	100.00%		France	France
	Hutchinson Antivibration Systems Inc.	100.00%		United States	United States
	Hutchinson Autopartes Mexico S.A. de C.V.	100.00%		Mexico	Mexico
	Hutchinson Borrachas de Portugal Ltda	100.00%		Portugal	Portugal
	Hutchinson Brazil Automotive	100.00%		Brazil	Brazil
	Hutchinson Corporation	100.00%		United States	United States
	Hutchinson d.o.o Ruma	100.00%		Serbia	Serbia
	Hutchinson Do Brasil S.A.	100.00%		Brazil	Brazil
	Hutchinson Fluid Management Systems Inc.	100.00%		United States	United States
	Hutchinson GmbH	100.00%		Germany	Germany
	Hutchinson Holding GmbH	100.00%		Germany	Germany
	Hutchinson Holdings UK Limited	100.00%		United Kingdom	United Kingdom
	Hutchinson Iberia S.A.	100.00%		Spain	Spain
	Hutchinson Industrial Rubber Products (Suzhou) Company, Limited	100.00%		China	China
	Hutchinson Industrial Rubber Products Private Limited Inde	100.00%		India	India
	Hutchinson Industrias Del Caucho SAU	100.00%		Spain	Spain
	Hutchinson Industries Inc.	100.00%		United States	United States
	Hutchinson Japan Company Limited	100.00%		Japan	Japan
	Hutchinson Korea Limited	100.00%		South Korea	South Korea
	Hutchinson Malta Ltd	100.00%		Malta	Malta
Hutchinson Maroc S.A.R.L. AU	100.00%		Morocco	Morocco
Hutchinson Poland SP ZO.O.	100.00%		Poland	Poland
Hutchinson Polymers S.N.C.	100.00%		France	France
Hutchinson Porto Tubos Flexiveis Ldta	100.00%		Portugal	Portugal
Hutchinson Precision Sealing Systems Inc.	100.00%		United States	United States
Hutchinson Research & Innovation Singapore Pte. Limited	100.00%		Singapore	Singapore
Hutchinson S.A.	100.00%		France	France
Hutchinson S.N.C.	100.00%		France	France
Hutchinson S.R.L. (Brasov)	100.00%		Romania	Romania
Hutchinson S.R.L. (Italie)	100.00%		Italy	Italy
Hutchinson Seal De Mexico S.A. de C.V.	100.00%		Mexico	Mexico
Hutchinson Sealing Systems Inc.	100.00%		United States	United States
Hutchinson SRO	100.00%		Czech Republic	Czech Republic
Hutchinson Stop - Choc GmbH & Co. KG	100.00%		Germany	Germany
Hutchinson Technologies (Maanshan) Co., Ltd.	100.00%		China	China
Hutchinson Technologies (Shenyang) Co., Ltd.	100.00%		China	China
Hutchinson Transferencia de Fluidos S.A. de C.V.	100.00%		Mexico	Mexico
Hutchinson Tunisie S.A.R.L.	100.00%		Tunisia	Tunisia
Hutchinson Vietnam Company Limited	100.00%		Vietnam	Vietnam
Iber Resinas S.L.	100.00%		Spain	Spain
Industrias Tecnicas De La Espuma SL	100.00%		Spain	Spain
Industrielle Desmarquoy S.N.C.	100.00%		France	France
Jehier S.A.S.	99.89%		France	France
Joint Precision Rubber	100.00%		France	France
KTN Kunststofftechnik Nobitz GmbH	100.00%		Germany	Germany
La Porte Pipeline Company, L.P.	19.96%	E	United States	United States
La Porte Pipeline GP, LLC	19.96%	E	United States	United States
Laffan Refinery Company Limited 1	10.00%	E	Qatar	Qatar
Le Joint Francais S.N.C.	100.00%		France	France
Legacy Site Services Funding Inc.	100.00%		United States	United States
Legacy Site Services LLC	100.00%		United States	United States
Les Stratifies S.A.S.	100.00%		France	France
Lone Wolf Land Company	100.00%		United States	United States
Machen Land Limited	100.00%		United Kingdom	United Kingdom
Metafactory	100.00%		France	France
Mide Technology Corporation	100.00%		United States	United States
Olutex Oberlausitzer Luftfahrttextilien GmbH	100.00%		Germany	Germany
Pamargan Products Limited	100.00%		United Kingdom	United Kingdom
Paulstra S.N.C.	100.00%		France	France
PFW Aerospace GmbH	100.00%		Germany	Germany
PFW Havacilik Sanayi ve Dis Ticaret Limited Sirtketi	100.00%		Turkey	Turkey
PFW UK Machining Ltd.	100.00%		United Kingdom	United Kingdom
Polyblend GmbH	100.00%		Germany	Germany
Qatar Petrochemical Company Q.S.C. (QAPCO)	20.00%	E	Qatar	Qatar
Qatofin Company Limited	49.08%	E	Qatar	Qatar
Resilium	100.00%		Belgium	Belgium
Retia	100.00%		France	France
Retia USA LLC	100.00%		United States	United States
San Jacinto Rail Limited	17.00%	E	United States	United States
Saudi Aramco Total Refining & Petrochemical Company	37.50%	E	Saoudia Arabia	Saoudia Arabia
Septentrion Participations	100.00%		France	France
Societe Bearnaise De Gestion Industrielle	100.00%		France	France
Societe du Pipeline Sud-Europeen	35.14%	E	France	France
Southeast Texas Pipelines LLC	40.00%		United States	United States
Stillman Seal Corporation	100.00%		United States	United States
Stop-Choc (UK) Limited	100.00%		United Kingdom	United Kingdom
STR Tecoil Oy	100.00%		Finland	Finland
Synova	100.00%		France	France
TankOpslag en PijpleidingenNet N.V.	55.00%		Netherlands	Netherlands
Techlam S.A.S.	100.00%		France	France
Tesbo Oy	100.00%		Finland	Finland
TESSAF S.A.S.	50.10%		France	France
Thermal Control Systems Automotive Sasu	100.00%		France	France
Total Atlantic Trading Mexico S.A. de C.V.	100.00%		Mexico	Mexico
Total Energy Marketing A/S	100.00%		Denmark	Denmark
TotalEnergies Activities Maritimes	100.00%		France	France
TotalEnergies Belgium Services	100.00%		Belgium	Belgium
TotalEnergies Corbion B.V.	50.00%	E	Netherlands	Netherlands
TotalEnergies Fluids	100.00%		France	France
TotalEnergies Laffan Refinery Holdco	100.00%		France	France
TotalEnergies Marketing Deutschland GmbH Refining (d)	100.00%		Germany	Germany
TotalEnergies Olefins Antwerp	100.00%		Belgium	Belgium
TotalEnergies Petrochemicals & Refining SA/NV	100.00%		Belgium	Belgium
TotalEnergies Petrochemicals (Hong-Kong) Ltd	100.00%		Hong Kong	Hong Kong
TotalEnergies Petrochemicals (Shanghai) Co. Ltd	100.00%		China	China
TotalEnergies Petrochemicals Development Feluy	100.00%		Belgium	Belgium
TotalEnergies Petrochemicals Ecaussinnes	100.00%		Belgium	Belgium
TotalEnergies Petrochemicals Feluy	100.00%		Belgium	Belgium
TotalEnergies Petrochemicals France	100.00%		France	France
TotalEnergies Petrochemicals Iberica	100.00%		Spain	Spain
TotalEnergies Petrochemicals UK Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Pipeline USA, Inc.	100.00%		United States	United States
TotalEnergies Plastic Energy Advanced Recycling S.A.S.	60.00%		France	France
TotalEnergies Polymers Antwerp	100.00%		Belgium	Belgium
TotalEnergies Raffinage Chimie	100.00%		France	France
TotalEnergies Raffinage France	100.00%		France	France
TotalEnergies Raffinerie Mitteldeutschland GmbH	100.00%		Germany	Germany
TotalEnergies Refinery Antwerp	100.00%		Belgium	Belgium
TotalEnergies Refinery Port Arthur, LLC	100.00%		United States	United States
TotalEnergies Refining & Chemicals Arabia	100.00%		France	France
TotalEnergies Splitter USA, Inc.	100.00%		United States	United States
TotalEnergies Trading Asia Pte. Ltd	100.00%		Singapore	Singapore
TotalEnergies Trading Europe	100.00%		France	France
TotalEnergies Trading Products S.A.	100.00%		Switzerland	Switzerland
TotalEnergies Trading Storage S.A.	100.00%		Switzerland	Switzerland
TOTSA TotalEnergies Trading S.A.	100.00%		Switzerland	Switzerland
Totseanergy	49.00%	E	Belgium	Belgium
Vibrachoc S.A.U.	100.00%		Spain	Spain
Zeeland Refinery NV	55.00%		Netherlands	Netherlands

Business		% Company		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Marketing & Services
	Antilles Gaz	100.00%		France	France
	Argedis	100.00%		France	France
	Aristea	51.00%	E	Belgium	Belgium
	Arteco	49.99%	E	Belgium	Belgium
	AS 24	100.00%		France	France
	AS 24 Belgium	100.00%		Belgium	Belgium
	AS 24 Espanola S.A.	100.00%		Spain	Spain
	AS 24 Fuel Card Limited	100.00%		United Kingdom	United Kingdom
	AS 24 Lietuva	100.00%		Lithunia	Lithunia
	AS 24 Polska SP ZO.O.	100.00%		Poland	Poland
	AS 24 Tankservice GmbH	100.00%		Germany	Germany
	C.M.T.M. CENTRE DE MANAGEMENT DE TRANSACTIONS MONETIQUES	99.90%		France	France
	Circle K Belgium	40.00%	E	Belgium	Belgium
	Clean Energy Fuels Corp.	19.06%	E	United States	United States
	Elf Oil UK Aviation Limited	100.00%		United Kingdom	United Kingdom
	Elf Oil UK Properties Limited	100.00%		United Kingdom	United Kingdom
	Fioulmarket.fr	100.00%		France	France
	Gapco Kenya Limited	100.00%		Kenya	Kenya
	Gapco Tanzania Limited	100.00%		Tanzania	Tanzania
	Guangzhou Elf Lubricants Company Limited	77.00%		China	China
	Gulf Africa Petroleum Corporation	100.00%		France	France
	Lubricants Vietnam Holding Limited	100.00%		Hong Kong	Hong Kong
	Quimica Vasca S.A.U.	100.00%		Spain	Spain
	Saudi Total Petroleum Products	51.00%	E	Saoudia Arabia	Saoudia Arabia
	Societe mahoraise de stockage de produits petroliers	100.00%		France	France
	Societe pour l'exploitation de l'usine de Rouen	98.98%		France	France
	Societe Urbaine des Petroles	100.00%		France	France
	S-OIL TotalEnergies Lubricants Co. Ltd	50.00%	E	South Korea	South Korea
	Source EV Limited	50.00%	E	United Kingdom	United Kingdom
	South Asia LPG Company Private Limited	50.00%	E	India	India
	Stedis	100.00%		France	France
	Tas'Helat Marketing Company	50.00%	E	Saoudia Arabia	Saoudia Arabia
	TEAL Mobility	50.00%	E	France	France
	TEVGO	100.00%		France	France
	Total (Tianjin) Manufacturing Co., Ltd.	77.00%		China	China
	Total Bitumen UK Limited	100.00%		United Kingdom	United Kingdom
	Total Especialidades Argentina	100.00%		Argentina	Argentina
	Total Lubricants (China) Company Limited	77.00%		China	China
	Total Marketing Uganda Ltd	100.00%		Uganda	Uganda
	TotalEnergies (China) Investment Co Ltd	100.00%		China	China
	TotalEnergies Additives and Fuels Solutions	100.00%		France	France
	TotalEnergies Aviation	100.00%		France	France
	TotalEnergies Aviation Suisse S.A.	100.00%		Switzerland	Switzerland
	TotalEnergies Aviation Zambia Ltd	100.00%		Zambia	Zambia
	TotalEnergies Bitumen Deutschland GmbH	100.00%		Germany	Germany
	TotalEnergies Charging Services	100.00%		France	France
	TotalEnergies Charging Services España SL	100.00%		Spain	Spain
	TotalEnergies Charging Services Singapore Pte. Ltd.	100.00%		Singapore	Singapore
	TotalEnergies Charging Solutions Belgium	100.00%		Belgium	Belgium
	TotalEnergies Charging Solutions Deutschland GmbH	100.00%		Germany	Germany
	TotalEnergies Charging Solutions Nederland B.V.	100.00%		Netherlands	Netherlands
	TotalEnergies Charging Solutions UK Ltd	100.00%		United Kingdom	United Kingdom
	TotalEnergies Diesel Comercio e Transportes Brasil Ltda	100.00%		Brazil	Brazil
	TotalEnergies Distribuidora Brasil Ltda	100.00%		Brazil	Brazil
	TotalEnergies Glass Lubricants Europe GmbH	100.00%		Germany	Germany
	TotalEnergies Holdings Deutschland GmbH	100.00%		Germany	Germany
	TotalEnergies LPG Vietnam Company Ltd	100.00%		Vietnam	Vietnam
	TotalEnergies Lubrifiants	99.98%		France	France
	TotalEnergies Lubrifiants Algerie SPA	78.90%		Algeria	Algeria
	TotalEnergies Lubrifiants Services Automobile	99.98%		France	France
	TotalEnergies Marine Fuels Pte. Ltd	100.00%		Singapore	Singapore
	TotalEnergies Marketing (Cambodia) Co. Ltd	100.00%		Cambodia	Cambodia
	TotalEnergies Marketing (Fiji) Pte Ltd	100.00%		Fiji Islands	Fiji Islands
	TotalEnergies Marketing (Hubei) Co., Ltd	100.00%		China	China
TotalEnergies Marketing (Shanghai) Co., Ltd	100.00%		China	China
TotalEnergies Marketing African Holdings Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Marketing Afrique	100.00%		France	France
TotalEnergies Marketing Angola S.A.	50.00%	E	Angola	Angola
TotalEnergies Marketing Antilles-Guyane	100.00%		France	France
TotalEnergies Marketing Asia-Pacific Middle East Pte. Ltd	100.00%		Singapore	Singapore
TotalEnergies Marketing Belgium	100.00%		Belgium	Belgium
TotalEnergies Marketing Burkina	100.00%		Burkina Faso	Burkina Faso
TotalEnergies Marketing Cameroun S.A.	67.01%		Cameroon	Cameroon
TotalEnergies Marketing Ceska republika S.R.O.	100.00%		Czech Republic	Czech Republic
TotalEnergies Marketing Chile SA	100.00%		Chile	Chile
TotalEnergies Marketing Congo	100.00%		Congo	Congo
TotalEnergies Marketing Corse	100.00%		France	France
TotalEnergies Marketing Côte d'Ivoire	72.99%		Côte d'Ivoire	Côte d'Ivoire
TotalEnergies Marketing Denmark A/S	100.00%		Denmark	Denmark
TotalEnergies Marketing Dominicana, S.A.	50.00%		Dominican Republic	Dominican Republic
TotalEnergies Marketing Egypt	50.00%	E	Egypt	Egypt
TotalEnergies Marketing España, S.A.U.	100.00%		Spain	Spain
TotalEnergies Marketing Eswatini (Pty) Ltd	50.10%		Swaziland	Swaziland
TotalEnergies Marketing Ethiopia Share Company	100.00%		Ethiopia	Ethiopia
TotalEnergies Marketing France	100.00%		France	France
TotalEnergies Marketing Gabon	90.00%		Gabon	Gabon
TotalEnergies Marketing Ghana PLC	76.74%		Ghana	Ghana
TotalEnergies Marketing Guinea Ecuatorial	70.00%		Equatorial Guinea	Equatorial Guinea
TotalEnergies Marketing Guinee	100.00%		Guinea	Guinea
TotalEnergies Marketing Holdings Africa	100.00%		France	France
TotalEnergies Marketing Holdings Asia	100.00%		France	France
TotalEnergies Marketing Holdings India	100.00%		France	France
TotalEnergies Marketing India Private Ltd	100.00%		India	India
TotalEnergies Marketing Italia SpA	100.00%		Italy	Italy
TotalEnergies Marketing Jamaica Ltd	100.00%		Jamaica	Jamaica
TotalEnergies Marketing Jordan	100.00%		Jordan	Jordan
TotalEnergies Marketing Kenya PLC	93.96%		Kenya	Kenya
TotalEnergies Marketing Lebanon	100.00%		Lebanon	Lebanon
TotalEnergies Marketing Madagasikara S.A.	79.44%		Madagascar	Madagascar
TotalEnergies Marketing Malawi Ltd	100.00%		Malawi	Malawi
TotalEnergies Marketing Mali	100.00%		Mali	Mali
TotalEnergies Marketing Maroc	55.00%		Morocco	Morocco
TotalEnergies Marketing Mauritius Ltd	55.00%		Mauritius Island	Mauritius Island
TotalEnergies Marketing Mayotte	100.00%		France	Mayotte
TotalEnergies Marketing Mexico S.A. de C.V.	100.00%		Mexico	Mexico
TotalEnergies Marketing Middle East FZE	100.00%		United Arab Emirates	United Arab Emirates
TotalEnergies Marketing Mocambique S.A.	100.00%		Mozambique	Mozambique
TotalEnergies Marketing Namibia (Pty) Ltd	50.10%		Namibia	Namibia
TotalEnergies Marketing Nederland NV	100.00%		Netherlands	Netherlands
TotalEnergies Marketing Nigeria PLC	61.72%		Nigeria	Nigeria
TotalEnergies Marketing Pacifique	100.00%		France	New Caledonia
TotalEnergies Marketing Polska	100.00%		Poland	Poland
TotalEnergies Marketing Polynesie	100.00%		France	French Polynesia
TotalEnergies Marketing Puerto Rico	100.00%		Puerto Rico	Puerto Rico
TotalEnergies Marketing RDC	60.00%		Democratic Republic of Congo	Democratic Republic of Congo
TotalEnergies Marketing Reunion	100.00%		France	Reunion
TotalEnergies Marketing Romania S.A.	100.00%		Romania	Romania
TotalEnergies Marketing Senegal	69.14%		Senegal	Senegal
TotalEnergies Marketing Services	100.00%		France	France
TotalEnergies Marketing South Africa (Pty) Ltd	50.10%		South Africa	South Africa
TotalEnergies Marketing Taiwan Ltd	63.00%		TaIwan	TaIwan
TotalEnergies Marketing Tanzania Ltd	100.00%		Tanzania	Tanzania
TotalEnergies Marketing Togo	76.72%		Togo	Togo
TotalEnergies Marketing Tunisie	100.00%		Tunisia	Tunisia
TotalEnergies Marketing UAE LLC	100.00%		United Arab Emirates	United Arab Emirates
TotalEnergies Marketing Uganda Ltd	100.00%		Uganda	Uganda
TotalEnergies Marketing UK Limited	100.00%		United Kingdom	United Kingdom
TotalEnergies Marketing Ukraine	100.00%		Ukraine	Ukraine
TotalEnergies Marketing USA Inc.	100.00%		United States	United States
TotalEnergies Marketing Vietnam Company Ltd	100.00%		Vietnam	Vietnam
TotalEnergies Marketing Zambia Ltd	100.00%		Zambia	Zambia
TotalEnergies Marketing Zimbabwe (Private) Ltd	80.00%		Zimbabwe	Zimbabwe
TotalEnergies MKG Luxembourg S.A.	100.00%		Luxembourg	Luxembourg
TotalEnergies Proxi Nord Est	100.00%		France	France
TotalEnergies Proxi Nord Ouest	100.00%		France	France
TotalEnergies Proxi Sud Est	100.00%		France	France
TotalEnergies Proxi Sud Ouest	100.00%		France	France
TotalEnergies Singapore Services Pte Ltd	100.00%		Singapore	Singapore
TotalEnergies Sinochem Retail Company Ltd	49.00%	E	China	China
TotalEnergies Supply Marketing Services S.A.	100.00%		Switzerland	Switzerland
TotalEnergies Turkey Pazarlama A.S.	100.00%		Turkey	Turkey
TotalEnergies Warme&Kraftstoff Deutschland GmbH	100.00%		Germany	Germany
TotalEnergies Wash France	100.00%		France	France
Trapil	5.50%	E	France	France
Upbeatprops 100 Pty Limited	50.10%		South Africa	South Africa
Yangtze Gorges Green Way Charging Technology (Hubei) Co., Ltd.	50.00%	E	China	China

Business		% Company		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Corporate
	Albatros	100.00%		France	France
	Elf Aquitaine Inc.	100.00%		United States	United States
	Elf Forest Products LLC	100.00%		United States	United States
	Institut Photovoltaique D'Ile De France (IPVF)	43.00%		France	France
	Omnium Reinsurance Company S.A.	100.00%		Switzerland	Switzerland
	Pan Insurance Designated Activity Company	100.00%		Ireland	Ireland
	Socap S.A.S.	100.00%		France	France
	Societe Civile Immobiliere CB2	100.00%		France	France
	Sofax Banque	100.00%		France	France
	Total International NV	100.00%		Netherlands	Netherlands
	Total Operations Canada Limited	100.00%		Canada	Canada
	Total Resources (Canada) Limited	100.00%		Canada	Canada
	TotalEnergies (Beijing) Corporate Management Co., Ltd.	100.00%		China	China
	TotalEnergies American Services, Inc.	100.00%		United States	United States
	TotalEnergies Capital	100.00%		France	France
	TotalEnergies Capital Canada Ltd	100.00%		Canada	Canada
	TotalEnergies Capital International	100.00%		France	France
	TotalEnergies Consulting	100.00%		France	France
	TotalEnergies Delaware, Inc.	100.00%		United States	United States
	TotalEnergies Developpement Regional S.A.S.	100.00%		France	France
	TotalEnergies Digital Factory	100.00%		France	France
	TotalEnergies EP Gestion Filiales	100.00%		France	France
	TotalEnergies Facilities Management Services (TFMS)	100.00%		France	France
	TotalEnergies Finance	100.00%		France	France
	TotalEnergies Finance Corporate Services Ltd	100.00%		United Kingdom	United Kingdom
	TotalEnergies Finance Europe	100.00%		France	France
	TotalEnergies Finance International B.V.	100.00%		Netherlands	Netherlands
	TotalEnergies Finance USA, Inc.	100.00%		United States	United States
	TotalEnergies Funding Nederland B.V.	100.00%		Netherlands	Netherlands
	TotalEnergies Gestion USA	100.00%		France	France
	TotalEnergies Global Financial Services	100.00%		France	France
	TotalEnergies Global Human Resources Services	100.00%		France	France
	TotalEnergies Global Information Technology Services Belgium	99.98%		Belgium	Belgium
	TotalEnergies Global IT Services (TGITS)	100.00%		France	France
	TotalEnergies Global Procurement (TGP)	100.00%		France	France
	TotalEnergies Global Procurement Belgium S.A. (TGPB)	100.00%		Belgium	Belgium
	TotalEnergies Global Services Bucharest	100.00%		Romania	Romania
	TotalEnergies Global Services Philippines Inc.	100.00%		Philippines	Philippines
	TotalEnergies Holding Allemagne	100.00%		France	France
	TotalEnergies Holdings	100.00%		France	France
	TotalEnergies Holdings Europe	100.00%		France	France
	TotalEnergies Holdings UK Ltd	100.00%		United Kingdom	United Kingdom
	TotalEnergies Holdings USA, Inc.	100.00%		United States	United States
	TotalEnergies Investment (Tianjin) Co., Ltd.	100.00%		China	China
	TotalEnergies Investment Management (Tianjin) Co., Ltd.	100.00%		China	China
	TotalEnergies Investments	100.00%		France	France
	TotalEnergies Learning Solutions (TLS)	100.00%		France	France
	TotalEnergies Marketing Holdings Nederland B.V.	100.00%		Netherlands	Netherlands
	TotalEnergies Marketing Holdings South Africa ZA (Pty) Ltd	100.00%		South Africa	Netherlands
	TotalEnergies OneTech	100.00%		France	France
	TotalEnergies OneTech Belgium	100.00%		Belgium	Belgium
	TotalEnergies Participations	100.00%		France	France
	TotalEnergies Petrochemicals & Refining USA, Inc. (d)	100.00%		United States	United States
	TotalEnergies SE	–		France	France
	TotalEnergies Security USA, Inc.	100.00%		United States	United States
	TotalEnergies Treasury	100.00%		France	France
	TotalEnergies Treasury Belgium	100.00%		Belgium	Belgium
	TotalEnergies UK Finance Ltd	100.00%		United Kingdom	United Kingdom
	TotalEnergies Ventures Europe	100.00%		France	France
	TotalEnergies Ventures International	100.00%		France	France

(a)Del Rio Funding LLC, % of control different from % of interest : 50.00%

(b)Rio Grande LNG Intermediate Holdings LLC, % of control different from % of interest : 16.67%

(c)TotalEnergies Australia Unit Trust, % of control different from % of interest : 75.16%

(d)Multi-segment entities